Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments [Abstract]
Realized gains	$ 7	$ 11	$ 23
Realized losses	(6)
Net realized gains (losses)	$ 1	11	23
Income tax (benefit) on net realized gains (losses)		$ 4	$ 9